SUBSEQUENT EVENTS (unaudited)	9 Months Ended
Sep. 30, 2013
SUBSEQUENT EVENTS (unaudited) [Abstract]
SUBSEQUENT EVENTS (unaudited)
NOTE 20     -    SUBSEQUENT EVENTS (unaudited)

On December 4, 2013, Company's board of directors adopted the following resolutions:

1.
Amendment to the 2007 Plan, increasing the number of ordinary shares reserved for issuance under the 2007 Plan from 15,500,000 to 21,500,000, such number to be subject to an annual increase on the first day of each fiscal year during the term of the 2007 Plan, beginning on January 1, 2014, in an amount equal to the least of (i) 5,000,000 ordinary shares, (ii) two percent of the outstanding ordinary shares on the last day of the immediately preceding year, and (iii) an amount determined by the board of directors.

2.
Approval of a grant to employees, subject to the terms and conditions of the Company's 2007 Plan, of options to purchase 3,824,000 of the Company's Ordinary Shares, at an exercise price per share of $1.27 subject to four year vesting.

3.
Approval of a grant to directors, subject to the terms and conditions of the Company's 2007 Plan, of options to purchase 1,202,000 of the Company's Ordinary Shares, at an exercise price per share of $1.27 subject to three year vesting.